Biological Assets - Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets (Details) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($) g $ / kg	Dec. 31, 2019 CAD ($) g $ / kg
Yield per Square Foot of Growing Space
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change	$ 87	$ 1,183
Average Net Selling Price
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change	294	3,021
After Harvest Cost to Complete and Sell
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change	$ 39	$ 267
Weighted Average Input
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Yield per square foot of growing space | g	45	47
Average net selling price | $ / kg	5.25	5.47
After harvest cost to complete and sell | $ / kg	0.70	2.34